Share-based payments - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) year $ / shares	Dec. 31, 2019 CAD ($) year $ / shares
Share-based Payment Arrangements [Abstract]
Weighted average fair value per option granted (CAD per share)	$ 1.55	$ 2.34
Weighted average share price (CAD per share) | $ / shares	$ 63	$ 58
Weighted average exercise price	$ 65	$ 58
Expected dividend growth	5.00%	5.00%
Expected volatility	12.00%	14.00%
Risk-free interest rate	1.00%	2.00%
Expected life (years) | year	4	4